FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
        Report for the Calendar Year or Quarter Ended: September 30, 2006
             Check here if Amendment [ ]; Amendment Number: ________
                        This Amendment (Check only one):
                              [ ] is a restatement
                          [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Asia Management, LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11003

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel J. McNally
Title:  General Counsel
Phone:  (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally          St. Francis, Wisconsin         November 14, 2006
-------------------------   ------------------------------     -----------------
         (Signature)               (City, State)                    (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:     $16,421 (thousands)

List of Other Included Managers:            None

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                                                                  FORM 13F INFORMATION TABLE
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     Column 1                          Column 2   Column 3 Column 4       Column 5       Column 6    Column 7          Column 8
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     Name of                           Title of     CUSIP    Value  Shrs or   SH/  Put/ Investment    Other       Voting Authority
      Issuer                             Class             (X$1000) Prn Amt   PRN  Call Discretion  Managers
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                                                                                                               Sole    Shared   None
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CHUNGHWA TELECOM CO LTD SPONSORED ADR  Common    17133Q205   $4,847 280,000   SH          Sole                 4,847
MULTI FINELINE ELECTRONIX IN COM       Common    62541B101  $11,050 435,567   SH          Sole                11,050
WYNN RESORTS, LIMITED                  Option    983134907     $524   7,700        Call   Sole                   524